OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Non-Current Assets

Other non-current assets consist of the following (in thousands):

	December 31,
	2021	2020
Land lease and purchase options	$6,368	$5,831
Permitting costs	13,408	13,092
Right of use asset — operating leases	10,166	11,884
Restricted cash	1,778	3,440
Other	1,798	2,090
Total other non-current assets	$33,518	$36,337